Payments, Details - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 1,497,753	Taxes	UNITED STATES	U.S. Internal Revenue Service [Member]	All Extraction Projects [Member]	Stone, Sand, and Gravel [Member]	Construction Products [Member]	Open Pit